Contingent Liabilities and Financial Commitments - Other contingencies - Additional Information (Details) £ in Millions		12 Months Ended
	Jun. 12, 2015 Cigarette	Dec. 31, 2017 GBP (£) ClassAction
Disclosure Of Commitments And Contingencies [Line Items]
Purchase agreement Date		Mar. 09, 1999
Purchase agreement Amendment Date		May 11, 1999
Loews
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency number of cases affirmed in favour of defendants | ClassAction		3
Winston Kool Salem Or Maverick
Disclosure Of Commitments And Contingencies [Line Items]
Purchase agreement Date		Jun. 12, 2015
Cigarette brand subjected to indemnity | Cigarette	1
Investments Indemnity
Disclosure Of Commitments And Contingencies [Line Items]
Litigation damages sought value | £		£ 40